Advances to Suppliers, net (Details)	12 Months Ended
	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Advances to Suppliers, net
Advances to suppliers, gross		¥ 51,011,558		¥ 42,144,779
Allowance for doubtful accounts:
Balance at beginning of the year	¥ (26,317,009)
Additions		(26,317,009)
Reverse	3,628,749
Write off	22,688,260
Balance at end of the year	¥ 0	(26,317,009)
Advances to suppliers, net		¥ 24,694,549	$ 6,279,768	¥ 42,144,779